Principal changes in the scope of consolidation in 2023 - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions			1 Months Ended	12 Months Ended
		May 27, 2025 EUR (€)	Apr. 30, 2025	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		May 30, 2024 USD ($) $ / shares	Sep. 29, 2023 EUR (€)	Sep. 29, 2023 USD ($)	May 13, 2023 EUR (€)	Apr. 27, 2023 USD ($)	Mar. 13, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]			€ 9,394		€ 1,901		€ 2,535	[2]
Other intangible assets				€ 26,261		€ 22,629		€ 24,319
OPAL JV Co
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)			4820.00%
Assets Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		€ 536								$ 2,035.0
Identifiable intangible assets recognised as of acquisition date		522
Net cash flow on acquisition		€ 539			$ 2,035.0
Other intangible assets | $										$ 1,885.0
Cash payment per non-transferable contingent value right (in USD per share) | $ / shares										$ 5.00
Contingent consideration recognised as of acquisition date | $										$ 300.0
Provention Bio, Inc
Disclosure of detailed information about business combination [line items]
Purchase price per share (in euro/usd per share) | $ / shares															$ 25.00
Cash transferred | $															$ 2,800.0
Equity interest in acquiree held before acquisition date | $															$ 68.0
Consideration transferred, acquisition-date fair value | $														$ 2,806.0
Net cash flow on acquisition | $							$ 2,722.0
Other intangible assets													€ 2,810
QRIB Intermediate Holdings, LLC [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											€ 1,343	$ 1,419.0
Identifiable intangible assets recognised as of acquisition date											774
Goodwill recognised as of acquisition date											484
Other Current Assets And Current Liabilities As Of Acquisition Date											80
Net assets											€ 859

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2025, this line item includes the net cash outflow arising from the acquisitions of Dren-0201, Inc. (see Note D.1.1.2.), of Vigil Neuroscience, Inc. (see Note D.1.1.3.),
of Blueprint Medicines Corporation (see Note D.1.1.4) and of Vicebio Ltd. (see Note D.1.1.5). For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1.2.). For 2023, it includes the net cash outflow on the acquisitions of Provention Bio (see Note D.1.3.).

[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).